SELIGMAN
————O————
QUALITY
————O————
MUNICIPAL
FUND, INC.

Third Quarter Report
July 31, 2004

To the Stockholders

     Your third quarter Stockholder report for Seligman Quality Municipal Fund, Inc. follows this letter. This report contains the Fund’s performance history and portfolio of investments.

     For the three months ended July 31, 2004, Seligman Quality Municipal Fund posted a total return of 1.49% based on net asset value, and 1.08% based on market price. The Fund’s annualized distribution rate based on the current monthly dividend and market price on July 31, 2004 was 5.33%. This is equivalent to a taxable yield of 8.20% based on the maximum federal income tax rate of 35%. Preferred Stockholders of the Fund were paid dividends at annual rates ranging from 0.849% to 1.30%.

     We thank you for your continued support of Seligman Quality Municipal Fund, Inc. and look forward to serving your investment needs for many years to come.

By order of the Board of Directors,

William C. Morris
Chairman

Brian T. Zino
President

August 27, 2004

Investment Results For Common Stock (unaudited)

TOTAL RETURNS*
For Periods Ended July 31, 2004

			Average Annual

	Three	Nine	One	Five	Ten
	Months	Months	Year	Years	Years

Market Price**	1.08%	0.85%	1.40%	6.01%	6.43%

Net Asset Value**	1.49	2.07	6.82	6.62	6.91

PRICE PER SHARE
	July 31,	April 30,	January 31,	October 31,
	2004	2004	2004	2003

Market Price	$12.16	$12.20	$13.08	$12.58

Net Asset Value	13.98	13.97	14.46	14.29

DIVIDEND AND CAPITAL GAIN PER SHARE, AND YIELD INFORMATION
For the Periods Ended July 31, 2004

	Capital Gainø

Dividend Paid†	Realized	Unrealized	SEC Yield‡

$0.540	$0.062	$0.715††	3.56%

ANNUALIZED DISTRIBUTION RATE
The annualized distribution rate, based on the current monthly dividend of $0.054 and market price at July 31, 2004, was 5.33%, which is equivalent to a tax-equivalent rate of 8.20% based on the maximum regular federal income tax rate of 35%. The tax-equivalent yield does not reflect any alternative minimum taxes or state and local taxes to which an investor may be subject.

The rates of return will vary and the principal value of an investment will fluctuate so that shares, if sold, may be worth more or less than their original cost. Performance data quoted does not reflect the deduction of taxes that investors may pay on Fund distributions or on the sale of Fund shares. Performance data quoted represents past performance. Past performance is not indicative of future investment results. Current performance may be higher or lower than the performance data quoted.An investment in the Fund is not insured by the Federal Deposit Insurance Corporation or any other government agency.

*	Returns for periods of less than one year are not annualized.

**	These rates of return reflect changes in the market price or net asset value, as applicable, and assume that all distributions within the period are invested in additional shares.

†	For the nine months ended July 31, 2004, Preferred Stockholders were paid dividends at annual rates ranging from 0.849% to 1.30%. Earnings on the Fund’s assets in excess of the preferred dividend requirements constituted income available for dividends to Common Stockholders.

††	Represents the per share amount of unrealized appreciation of portfolio securities as of July 31, 2004.

ø	Information does not reflect the effect of capital loss carryforwards that are available to offset these and future net realized capital gains.

‡	Current yield, representing the annualized yield (after dividends on Preferred Stock) for the 30-day period ended July 31, 2004,has been computed in accordance with SEC regulations and will vary.

Portfolio of Investments (unaudited)			July 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Alabama — 8.3%	$5,000,000	Jefferson County Sewer Rev. (Capital Improvement
		Warrants), 5.125% due 2/1/2039ø	Aaa/AAA	$5,473,300

Alaska — 3.5%	2,000,000	Alaska Energy Authority Power Rev. (Bradley Lake
		Hydroelectric Project), 6% due 7/1/2021	Aaa/AAA	2,326,620

Arizona — 6.5%	4,000,000	Arizona Agricultural Improvement & Power District Rev.
		(Salt River Project), 5% due 12/1/2014	Aaa/AAA	4,305,960

California — 23.9%	4,000,000	Foothill/Eastern Transportation Corridor Agency Toll
		Road Rev., 5.75% due 1/15/2040	Baa3/BBB-	3,939,760

	1,500,000	Los Angeles Regional Airports Improvement
		Corporation Facilities Rev. (LAXFUEL Corporation),
		5.50% due 1/1/2032*	Aaa/AAA	1,511,730

	5,000,000	San Diego Public Facilities Financing Authority
		Sewer Rev., 5% due 5/15/2029	Aaa/AAA	5,005,350

	5,000,000	San Francisco City and County Airports Commission
		Rev. (International Airport), 5.80% due 5/1/2021*	Aaa/AAA	5,284,000

Colorado — 3.9%	2,500,000	Regional Transportation District Sales Tax Rev.,
		5% due 11/1/2024	Aaa/AAA	2,544,300

Florida — 9.3%	2,500,000	Orange County Sales Tax Rev., 5.125% due 1/1/2023	Aaa/AAA	2,592,450

	3,345,000	Orange County Solid Waste Facility Refunding Rev.,
		5% due 10/1/2016	Aaa/AAA	3,525,898

Louisiana — 1.2%	645,000	Louisiana Public Facilities Authority Hospital Rev.
		(Southern Baptist Hospitals, Inc. Project),
		8% due 5/15/2012††	NR/AAA	766,731

Massachusetts — 4.7%	3,000,000	Commonwealth of Massachusetts Special Obligation
		Dedicated Tax Rev., 5.25% due 1/1/2025	Aaa/AAA	3,119,670

Michigan — 3.8%	2,500,000	Harper Creek Community School District GOs,
		5.125% due 5/1/2031	Aa1/AA+	2,520,800

Minnesota — 0.8%	500,000	Minneapolis-Saint Paul Metropolitan Airports
		Commission Rev., 5.75% due 1/1/2032	Aaa/AAA	537,915

Missouri — 1.0%	655,000	Missouri State Housing Development Commission
		Rev. (Single Family Mortgage), 6.375% due 9/1/2031*	NR/AAA	679,942

New York — 20.0%	3,000,000	Metropolitan Transportation Authority Rev.
		(Commuter Facilities), 6.10% due 7/1/2026ø	Aaa/AAA	3,295,410

	1,010,000	New York City GOs, 6.25% due 4/15/2027	A2/A	1,095,799

	1,095,000	New York City GOs, 6.25% due 4/15/2027ø	Aaa/A	1,218,921

	5,000,000	New York City Municipal Water Finance Authority
		(Water & Sewer System Rev.), 5.75% due 6/15/2026	Aaa/AAA	5,363,700

	2,125,000	New York State Thruway Authority General Rev.,
		6% due 1/1/2025ø	Aaa/AAA	2,208,321

Ohio — 4.9%	3,000,000	Hamilton County Sewer System Improvement Rev.
		(The Metropolitan Sewer District of Greater
		Cincinnati), 5% due 12/1/2014	Aaa/AAA	3,246,480

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)			July 31, 2004

	Face		Ratings
State#	Amount	Municipal Bonds	Moody’s/S&P	Value

Pennsylvania — 9.6%	$1,000,000	Pennsylvania Turnpike Commission Rev.
		(Oil Franchise Tax), 5.25% due 12/1/2023	Aaa/AAA	$1,053,480

	5,000,000	Philadelphia Airport Rev., 6.10% due 6/15/2025*	Aaa/AAA	5,252,500

Puerto Rico — 5.0%	3,000,000	Puerto Rico Electric Power Authority Rev.,
		5.25% due 7/1/2021	Aaa/AAA	3,309,480

Texas — 12.9%	3,000,000	Dallas Area Rapid Transit Sales Tax Rev.,
		5% due 12/1/2031	Aaa/AAA	2,960,160

	2,000,000	Matagorda County Navigation District No. 1 Pollution
		Control Rev. (Central Power and Light Co. Project),
		6.125% due 5/1/2030*	Aaa/AAA	2,147,380

	3,000,000	San Antonio Electric & Gas System Rev.,
		5.65% due 2/1/2019††	Aa1/AAA	3,412,740

Washington — 14.0%	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.25% due 7/1/2033*	Aaa/AAA	1,986,440

	2,000,000	Chelan County Public Utility District No. 1 (Chelan
		Hydro Consolidated System Rev.),
		5.60% due 1/1/2036*	Aaa/AAA	2,062,940

	5,000,000	King County Sewer GOs, 6.125% due 1/1/2033ø	Aaa/AAA	5,198,450

Wisconsin — 0.5%	325,000	Wisconsin Housing & Economic Development
		Authority Housing Rev., 6.85% due 11/1/2012	Aaa/AAA	325,514

Total Municipal Bonds (Cost $84,900,698) — 133.8%				88,272,141

		Variable Rate Demand Notes

Florida — 5.2%	3,400,000	Sarasota County Public Hospital Board (Sarasota
		Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	3,400,000

Illinois — 1.2%	800,000	Illinois Health Facilities Authority Rev. (University of
		Chicago Hospital) due 8/15/2026	VMIG 1/A-1+	800,000

New York — 1.8%	1,200,000	New York City GOs due 8/15/2018	VMIG 1/A-1+	1,200,000

Pennsylvania — 1.2%	800,000	Lehigh County General Purpose Authority Rev.
		(Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	800,000

Texas — 4.9%	350,000	North Central Health Facilities Development
		Corporation Rev. Series 1985 C (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	350,000

	2,900,000	North Central Health Facilities Development
		Corporation Rev. Series 1985 D (Presbyterian
		Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	2,900,000

See footnotes on page 5.

Portfolio of Investments (unaudited) (continued)				July 31, 2004

	Face		Ratings
State#	Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

Wyoming — 1.5%	$1,000,000	Lincoln County Pollution Control Rev. (Exxon
		Project) due 7/1/2017*	P-1/A-1+	$1,000,000

Total Variable Rate Demand Notes (Cost $10,450,000) — 15.8%				10,450,000

Total Investments (Cost $95,350,698**) — 149.6%				98,722,141
Other Assets Less Liabilities — 1.3%				845,772
Preferred Stock — (50.9)%				(33,600,000)

Net Assets for Common Stock — 100.0%				$65,967,913

#	The percentage shown for each state represents the total value of bonds held of issuers in that state, measured as a percent of net assets for Common Stock, which does not include the net assets attributable to Preferred Stock of the Fund.

††	Escrowed-to-maturity security.

ø	Pre-refunded security.

*	Interest income earned from this security is subject to the federal alternative minimum tax.

**	The cost of investments for federal income tax purposes was $95,183,936. The tax basis gross unrealized appreciation and depreciation of portfolio securities were $4,002,150 and $463,945, respectively.

Note: Traded securities are valued at the last sales price on the primary market on which they are traded. Securities for which there is no last sales price are valued by independent pricing services based on bid prices which consider such factors as transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities, or are valued by J. & W. Seligman & Co. Incorporated, the Fund’s Manager, based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility in the US markets. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

Variable rate demand notes purchased by the Fund may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At July 31, 2004, the interest rates paid on these notes ranged from 1.07% to 1.15%.

Board of Directors

Robert B. Catell 2,3		William C. Morris
Chairman, Chief Executive Officer and Director,		Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation		Chairman, Carbo Ceramics Inc.

John R. Galvin 1,3		Leroy C. Richie 1,3
Dean Emeritus, Fletcher School of Law and		Chairman and Chief Executive Officer,
Diplomacy at Tufts University		Q Standards Worldwide, Inc.
Director, Kerr-McGee Corporation
Alice S. Ilchman 2,3
President Emerita, Sarah Lawrence College		Robert L. Shafer 2,3
Director, Jeannette K. Watson Summer Fellowship		Retired Vice President, Pfizer Inc.
Trustee, Committee for Economic Development
James N. Whitson 1,3
Frank A. McPherson 2,3		Retired Executive Vice President and Chief Operating Officer,
Retired Chairman of the Board and Chief Executive		Sammons Enterprises, Inc.
Officer, Kerr-McGee Corporation		Director, CommScope, Inc.
Director, ConocoPhillips
Director, Integris Health		Brian T. Zino
Director and President,
John E. Merow 1,3		J. & W. Seligman & Co. Incorporated
Retired Chairman and Senior Partner,		Chairman, Seligman Data Corp.
Sullivan & Cromwell LLP		Director, ICI Mutual Insurance Company
Director, Commonwealth Industries, Inc.		Member of the Board of Governors,
Trustee, New York-Presbyterian Hospital		Investment Company Institute

Betsy S. Michel 1,3
Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Eileen A. Comerford	Lawrence P. Vogel
Chairman	Vice President	Vice President and Treasurer

Brian T. Zino	Audrey G. Kuchtyak	Frank J. Nasta
President and Chief Executive Officer	Vice President	Secretary

Thomas G. Moles	Thomas G. Rose
Executive Vice President	Vice President

Manager	Stockholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co. Incorporated	Seligman Data Corp.	(800) 874-1092	Stockholder Services
100 Park Avenue	100 Park Avenue	(212) 682-7600	Outside the
New York, NY 10017	New York, NY 10017		United States
		(800) 622-4597	24-Hour Automated
General Counsel			Telephone Access
Sullivan & Cromwell LLP			Service

Seligman Quality Municipal Fund, Inc.
Managed by

J. & W. SELIGMAN & CO.
INCORPORATED
Investment Managers and Advisors
ESTABLISHED 1864
100 Park Avenue, New York, NY 10017

CESQF3c 7/04